Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Accounts receivable	$ (819)	$ (798)
Inventories	(196)	(448)
Prepaid expenses and other	15	(43)
Accounts payable	609	812
Accrued salaries and wages	(23)	20
Other accrued liabilities	636	250
Income taxes (receivable) payable	(1)	(115)
Changes in operating assets and liabilities	$ 221	$ (322)